Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Oct. 22, 2013
Document Effective Date	Oct. 22, 2013
Prospectus Date	Oct. 22, 2013
Needham Growth Fund | Needham Growth Fund
Risk/Return:
Trading Symbol	NEEGX
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund
Risk/Return:
Trading Symbol	NEAGX
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund
Risk/Return:
Trading Symbol	NESGX